Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Summary of Indirect Guarantees (Detail) - Indirect Guarantees [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 USD ($)
Bonds Series B [Member] | Bondholders of Enel Americas' Bonds [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	B Bond (*)
Maturity	October 2028
Creditor Of Guarantee	Bondholders Enel Américas´ Bond Program
Debtor, Company	Enel Américas
Relationship	Companies divided from the original debtor Enersis (solidarity debtor Enel Chile)
Type of Guarantee	Joint and several co-signer
Outstanding balance	$ 2,803,327		$ 7,672,851
Credit Agreement One [Member] | Pto. GDN BID [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit opening contract
Maturity	November 2022
Creditor Of Guarantee	Pto. GDN BID
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance	$ 25,389,270	$ 21,368,491
Credit Agreement Two [Member] | Scotiabank Chile [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Credit opening contract
Maturity	December 2021
Creditor Of Guarantee	Scotiabank Chile
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance		106,811,188
Credit Agreement Three [Member] | Enel Finance International N V [Member]
Disclosure Of Other Provisions [Line Items]
Description of type of other equity instruments granted	Warranty contract
Maturity	December 2027
Creditor Of Guarantee	Enel Finance International N.V.
Debtor, Company	Enel Green Power Chile S.A.
Relationship	Subsidiary
Type of Guarantee	Guarantor
Outstanding balance		$ 458,115,841